Average Annual Total Returns - FidelityStrategicRealReturnFund-RetailPRO - FidelityStrategicRealReturnFund-RetailPRO - Fidelity Strategic Real Return Fund	Nov. 29, 2024
Fidelity Strategic Real Return Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.59%
Past 5 years	6.06%
Past 10 years	3.19%
Fidelity Strategic Real Return Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.45%
Past 5 years	4.16%
Past 10 years	1.52%
Fidelity Strategic Real Return Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.77%
Past 5 years	3.91%
Past 10 years	1.72%
LB124
Average Annual Return:
Past 1 year	3.90%
Past 5 years	3.15%
Past 10 years	2.42%
F0665
Average Annual Return:
Past 1 year	5.54%
Past 5 years	6.19%
Past 10 years	3.30%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%